Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of the funds listed in Appendix A

In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the “Funds”) as of and for the year ended December 31, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2023.

This report is intended solely for the information and use of the Board of Trustees of Columbia Funds Variable Series Trust II and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 22, 2024

Appendix A

Columbia Variable Portfolio - Balanced Fund

Columbia Variable Portfolio - Commodity Strategy Fund*

Columbia Variable Portfolio - Core Equity Fund

Columbia Variable Portfolio - Disciplined Core Fund

Columbia Variable Portfolio - Dividend Opportunity Fund

Columbia Variable Portfolio - Emerging Markets Bond Fund

Columbia Variable Portfolio - Emerging Markets Fund

Columbia Variable Portfolio - Global Strategic Income Fund

Columbia Variable Portfolio - Government Money Market Fund

Columbia Variable Portfolio - High Yield Bond Fund

Columbia Variable Portfolio - Income Opportunities Fund

Columbia Variable Portfolio - Intermediate Bond Fund

Columbia Variable Portfolio - Large Cap Growth Fund

Columbia Variable Portfolio - Large Cap Index Fund

Columbia Variable Portfolio - Limited Duration Credit Fund

Columbia Variable Portfolio - Overseas Core Fund

Columbia Variable Portfolio - Select Large Cap Equity Fund

Columbia Variable Portfolio - Select Large Cap Value Fund

Columbia Variable Portfolio - Select Mid Cap Growth Fund

Columbia Variable Portfolio - Select Mid Cap Value Fund

Columbia Variable Portfolio - Select Small Cap Value Fund

Columbia Variable Portfolio - Seligman Global Technology Fund

Columbia Variable Portfolio - U.S. Government Mortgage Fund

CTIVP® - American Century Diversified Bond Fund

CTIVP® - BlackRock Global Inflation-Protected Securities Fund

CTIVP® - CenterSquare Real Estate Fund

CTIVP® - MFS® Value Fund

CTIVP® - Morgan Stanley Advantage Fund

CTIVP® - TCW Core Plus Bond Fund

CTIVP® - T. Rowe Price Large Cap Value Fund

CTIVP® - Victory Sycamore Established Value Fund

CTIVP® - Westfield Mid Cap Growth Fund

CTIVP® - Principal Blue Chip Growth Fund

Variable Portfolio - Aggressive Portfolio

Variable Portfolio - Conservative Portfolio

Variable Portfolio - Managed Volatility Moderate Growth Fund

Variable Portfolio - Moderate Portfolio

Variable Portfolio - Moderately Aggressive Portfolio

Variable Portfolio - Moderately Conservative Portfolio

Variable Portfolio - Partners Core Bond Fund

Variable Portfolio - Partners Core Equity Fund

Variable Portfolio - Partners International Core Equity Fund

Variable Portfolio - Partners International Growth Fund

Variable Portfolio - Partners International Value Fund

Variable Portfolio - Partners Small Cap Growth Fund

Variable Portfolio - Partners Small Cap Value Fund

*Consolidated Financial Statements